Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.95%
Alabama: 5.23%
Education revenue: 0.10%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$797,204
Health revenue: 0.52%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,144,047
Utilities revenue: 4.61%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,027,942
Black Belt Energy Gas District Series B	5.00	10-1-2035	5,000,000	5,004,449
Black Belt Energy Gas District Series E	5.00	7-1-2033	2,000,000	2,090,582
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,600,000	1,692,172
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,178,776
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,315,980
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,004,915
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,244,110
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,574,122
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,011,309
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,305,341
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,000,000	2,149,685
				36,599,383
				41,540,634
Alaska: 0.51%
Airport revenue: 0.16%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2043	1,200,000	1,286,950
Health revenue: 0.35%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,000,000	961,632
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,821,156
				2,782,788
				4,069,738
Arizona: 2.52%
Education revenue: 1.91%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	558,038
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	898,828
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2044	1,625,000	1,698,830
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,020,966
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	950,000	950,731
IDA of the County of Pima Paideia Academies, Inc.144A	6.00	7-1-2035	1,475,000	1,475,604
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	1,991,679
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90%	6-15-2028	$645,000	$640,595
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	990,298
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	467,992
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,003,424
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	459,876
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	1,000,000	1,024,495
				15,181,356
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	501,423
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	473,583
				975,006
Industrial development revenue: 0.22%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,301,347
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	425,445
				1,726,792
Utilities revenue: 0.27%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,186,290
				20,069,444
California: 2.58%
Airport revenue: 0.74%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,035,811
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,812,240
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,012,141
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	2,000,000	2,000,049
				5,860,241
Health revenue: 0.15%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,206,101
Housing revenue: 0.20%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	408,954	416,756
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	1,250,000	1,192,123
				1,608,879
Transportation revenue: 0.26%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,027,751
Utilities revenue: 1.23%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,020,096
Central Valley Energy Authorityøø	5.00	12-1-2055	1,500,000	1,614,111
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	2,000,000	2,177,979
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.67%	4-1-2056	$1,500,000	$1,500,000
Tender Option Bond Trust Receipts/Certificates Series XL0728 (Morgan Stanley Bank LIQ)144Aø	2.40	4-1-2056	3,500,000	3,500,000
				9,812,186
				20,515,158
Colorado: 3.91%
Airport revenue: 0.16%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,295,536
Education revenue: 0.04%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	310,000	310,746
GO revenue: 1.32%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	752,107
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	829,863
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	614,516
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	500,000	491,833
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	944,176
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	632,678
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,405,075
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,831,187
				10,501,435
Health revenue: 1.29%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,890,842
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,044,750
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,047,347
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,754,517
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series Dø	2.75	5-15-2064	2,500,000	2,500,000
				10,237,456
Industrial development revenue: 0.32%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,515,813
Miscellaneous revenue: 0.34%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2054	1,200,000	1,184,580
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	1,500,000	1,520,719
				2,705,299
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.44%
Public Authority for Colorado Energy	6.50%	11-15-2038	$3,000,000	$3,548,344
				31,114,629
Connecticut: 1.63%
Education revenue: 0.65%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,160,702
GO revenue: 0.27%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,061,746
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	501,130
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	533,442
				2,096,318
Health revenue: 0.71%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (PNC Bank N.A. LOC)ø	2.42	7-1-2056	2,000,000	2,000,000
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	792,955
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,040,008
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	5.50	10-1-2035	800,000	829,511
				5,662,474
				12,919,494
District of Columbia: 0.33%
Airport revenue: 0.28%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,527,480
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	734,269
				2,261,749
Water & sewer revenue: 0.05%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.85	10-1-2054	370,000	370,000
				2,631,749
Florida: 9.04%
Airport revenue: 3.78%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,504,123
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	1,000,000	1,056,119
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,484,206
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	2,993,744
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,035,025
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,326,450
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	1,250,000	1,294,525
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,713,799
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,630,626
				30,038,617
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.73%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00%	6-15-2030	$1,500,000	$1,540,250
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,014,683
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	500,000	482,895
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,272,635
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,500,750
				5,811,213
Health revenue: 2.85%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,071
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	2,000,000	1,778,682
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,593,018
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	240,228
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	477,670
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	264,686
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	263,755
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	497,608
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	495,410
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,082,549
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	1,000,000	1,002,776
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	214,575
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,008,754
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,935,152
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	1,983,992
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,977
North Broward Hospital District Series B	5.00	1-1-2048	1,070,000	1,074,308
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,254,075
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,224,575
				22,670,861
Miscellaneous revenue: 0.31%
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	1,000,000	928,447
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	1,500,000	1,497,931
				2,426,378
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.21%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38%	10-1-2054	$1,700,000	$1,707,888
Tax revenue: 0.11%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	895,937
Transportation revenue: 0.64%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,736
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,763
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2037	4,000,000	4,021,905
				5,073,404
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	524,828
Water & sewer revenue: 0.34%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,153,691
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,544,127
				2,697,818
				71,846,944
Georgia: 4.32%
Airport revenue: 0.38%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,017,347
Education revenue: 0.18%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	505,136
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	901,496
				1,406,632
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,010,226
Housing revenue: 0.32%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,541,858
Industrial development revenue: 0.12%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	50,570
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	920,764
				971,334
Miscellaneous revenue: 0.22%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,754,439
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00%	4-1-2034	$500,000	$508,622
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	510,380
				1,019,002
Utilities revenue: 2.84%
Main Street Energy, Inc. Series D	5.00	12-1-2033	500,000	523,831
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,231,713
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,059,676
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,048,538
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	2,500,000	2,624,474
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,000,000	1,010,056
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,100,480
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,175,452
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	825,784
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2064	4,000,000	3,971,537
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,017,908
				22,589,449
				34,310,287
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	395,988
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	951,427
				1,347,415
Hawaii: 0.25%
Airport revenue: 0.25%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,006,468
Idaho: 0.46%
Education revenue: 0.14%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	800,024
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	275,000	275,262
				1,075,286
Health revenue: 0.32%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,563,836
				3,639,122
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 7

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 9.04%
Airport revenue: 0.81%
Chicago O’Hare International Airport Series A AMT	5.00%	1-1-2048	$2,000,000	$1,999,052
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,877,940
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	508,516
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	2,000,000	2,013,487
				6,398,995
Education revenue: 0.77%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,775,014
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,536,646
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,355,160
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	465,005
				6,131,825
GO revenue: 4.16%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,569,353
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,270,231
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,037,756
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,889,551
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,789,680
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	964,683
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,751,586
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	670,241
City of Chicago Series A	5.00	1-1-2045	5,000,000	4,744,637
City of Chicago Series A	5.25	1-1-2045	1,000,000	983,858
City of Chicago Series E	6.00	1-1-2042	1,170,000	1,270,106
County of Will	4.00	11-15-2047	1,645,000	1,478,311
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,004,131
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	1,004,807
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	447,931
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,253,848
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2032	715,000	725,334
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2033	745,000	754,521
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2035	475,000	479,544
				33,090,109
Health revenue: 0.90%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,528,391
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,749,964
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00%	8-15-2047	$3,000,000	$3,023,304
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	835,178
				7,136,837
Housing revenue: 0.44%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,042,447
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	706,777
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,755,163
				3,504,387
Tax revenue: 1.02%
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2049	5,360,000	5,433,282
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,714,799
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	977,949
				8,126,030
Transportation revenue: 0.68%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,843,267
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,569,524
				5,412,791
Water & sewer revenue: 0.26%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2048	1,000,000	1,038,514
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2037	1,000,000	1,021,180
				2,059,694
				71,860,668
Indiana: 1.28%
Education revenue: 0.18%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,458,291
Health revenue: 0.68%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,387,870
Industrial development revenue: 0.42%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,236,439
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,053,275
				3,289,714
				10,135,875
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 9

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kansas: 0.82%
Tax revenue: 0.82%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00%	9-1-2034	$11,370,000	$6,511,372
Kentucky: 1.83%
Health revenue: 0.52%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,066,982
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,062,946
				4,129,928
Housing revenue: 0.31%
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	2,325,000	2,452,153
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,215,454
Utilities revenue: 0.85%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	5,000,000	5,262,140
Paducah Electric Plant Board Series A (AG Insured)	5.00	10-1-2035	1,510,000	1,520,791
				6,782,931
				14,580,466
Louisiana: 1.03%
Airport revenue: 0.08%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	656,971
GO revenue: 0.09%
City of New Orleans Series A	5.00	12-1-2031	700,000	751,597
Industrial development revenue: 0.22%
Parish of St. James NuStar Logistics LPøø	3.70	8-1-2041	750,000	758,963
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	998,426
				1,757,389
Tax revenue: 0.26%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,039,738
Transportation revenue: 0.13%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	1,000,000	1,012,095
Water & sewer revenue: 0.25%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	507,617
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	505,789
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Greater Ouachita Water Co. (BAM Insured)	4.00%	9-1-2036	$565,000	$570,496
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	417,287
				2,001,189
				8,218,979
Maryland: 1.55%
Airport revenue: 0.24%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,040,055
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	666,486
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	230,477
				1,937,018
Education revenue: 0.35%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,730,000	2,780,408
GO revenue: 0.25%
County of Baltimore	4.00	3-1-2042	2,000,000	1,998,363
Health revenue: 0.71%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,061,454
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	515,788
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.25	7-1-2050	1,000,000	1,034,227
				5,611,469
				12,327,258
Massachusetts: 1.46%
Airport revenue: 0.39%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,095,603
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	1,000,000	1,003,511
				3,099,114
Health revenue: 1.07%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,000,577
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	1,660,000	1,669,799
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 11

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00%	7-1-2054	$3,000,000	$3,037,816
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,788,086
				8,496,278
				11,595,392
Michigan: 2.47%
Health revenue: 0.48%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	1,500,000	1,500,133
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,316,236
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,003,087
				3,819,456
Miscellaneous revenue: 0.23%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,779,092
Utilities revenue: 0.39%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,100,928
Water & sewer revenue: 1.37%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	2,890,000	2,902,176
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,004,559
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	4,000,000	4,007,647
				10,914,382
				19,613,858
Minnesota: 0.09%
Airport revenue: 0.08%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	663,500
Education revenue: 0.01%
City of Independence Beacon Academy Series A	4.25	7-1-2026	80,000	79,874
				743,374
Mississippi: 0.07%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	570,000	575,540
Missouri: 0.75%
Education revenue: 0.12%
HEFA of the State of Missouri BSDS, Inc.144A	6.25	6-1-2046	1,000,000	980,274
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.63%
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00%	3-1-2049	$5,000,000	$5,003,114
				5,983,388
Nevada: 0.91%
GO revenue: 0.73%
Clark County School District Series A (AG Insured)	4.00	6-15-2035	2,000,000	2,010,806
Clark County School District Series A (AG Insured)	4.00	6-15-2040	750,000	742,368
County of Clark Series A	5.00	5-1-2048	3,000,000	3,049,487
				5,802,661
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	544,966
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series F AMTøø	4.13	3-1-2036	850,000	860,817
				7,208,444
New Hampshire: 0.45%
Housing revenue: 0.32%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	1,802,511	1,806,936
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	750,000	728,693
				2,535,629
Resource recovery revenue: 0.13%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,033,846
				3,569,475
New Jersey: 2.94%
Education revenue: 0.28%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2041	530,000	521,089
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	200,000	201,016
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,490,674
				2,212,779
Housing revenue: 0.46%
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,159,746
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,497,483
				3,657,229
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 13

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.40%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25%	7-1-2026	$205,000	$206,115
Tender Option Bond Trust Receipts/Certificates Series XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	2.46	7-1-2026	3,000,000	3,000,000
				3,206,115
Transportation revenue: 1.38%
New Jersey TTFA Series A	4.00	6-15-2042	750,000	733,014
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,008,842
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,244,025
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,313,744
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,500,573
New Jersey TTFA Series AA	5.25	6-15-2050	2,000,000	2,092,553
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,025,360
				10,918,111
Water & sewer revenue: 0.42%
Jersey City Municipal Utilities Authority Water Fund Series C (AG Insured)	5.25	10-15-2054	2,000,000	2,075,935
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,271,287
				3,347,222
				23,341,456
New York: 10.22%
Airport revenue: 2.63%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	525,388
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	548,250
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,524,269
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25	12-31-2054	975,000	980,476
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,288,487
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2040	1,295,000	1,443,420
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,948,709
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,043
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	2,665,000	2,664,870
Niagara Frontier Transportation Authority Airport System Revenues Series A AMT	5.00	4-1-2039	1,040,000	1,059,648
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	937,224
				20,920,784
Education revenue: 2.66%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,518,923
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75%	6-15-2040	$900,000	$887,328
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,105,235
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	823,038
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.25	6-1-2046	1,000,000	972,666
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	1,003,606
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,474,216
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,475,779
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,415,193
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,516,013
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	1,565,000	1,566,020
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	355,541
				21,113,558
Health revenue: 0.47%
Albany Capital Resource Corp. Medical Center Hospital Obligated Group Series A	5.25	5-1-2050	1,000,000	1,046,182
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	4.00	4-1-2038	1,250,000	1,240,374
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25	7-1-2050	1,500,000	1,486,223
				3,772,779
Industrial development revenue: 1.27%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	933,919
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,162,559
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,037,647
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,646,992
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,322,265
				10,103,382
Miscellaneous revenue: 0.27%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,016,815
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,150,937
				2,167,752
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 15

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 2.19%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00%	3-15-2042	$3,000,000	$2,899,089
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,433,715
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	1,410,000	1,380,777
New York City Transitional Finance Authority Future Tax Secured Revenue Series F-3 (U.S. Bank N.A. SPA)ø	2.75	2-1-2056	5,000,000	5,000,000
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,435,365
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,456,296
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,792,557
				17,397,799
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	762,062
Water & sewer revenue: 0.63%
New York City Municipal Water Finance Authority Water & Sewer System Series CC (Barclays Bank plc SPA)ø	2.85	6-15-2053	5,005,000	5,005,000
				81,243,116
North Carolina: 0.18%
Transportation revenue: 0.18%
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	1,425,000	1,426,870
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2048	700,000	705,717
Ohio: 2.18%
Airport revenue: 0.15%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,165,351
Education revenue: 0.29%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,332,578
Health revenue: 0.91%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,854,040
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,711,394
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	734,399
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,889,444
				7,189,277
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.51%
State of Ohio Department of Transportation AMT (AG Insured)	5.00%	12-31-2029	$2,070,000	$2,073,254
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	2,000,000	2,001,666
				4,074,920
Transportation revenue: 0.13%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,042,519
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,488,370
				17,293,015
Oklahoma: 1.71%
Airport revenue: 0.74%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,897,102
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	2,000,000	2,018,051
				5,915,153
Housing revenue: 0.97%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,319,911
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,912,041
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,017,027
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	466,660
				7,715,639
				13,630,792
Oregon: 0.29%
Airport revenue: 0.26%
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	2,000,000	2,040,196
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	241,868
				2,282,064
Pennsylvania: 8.46%
Airport revenue: 1.35%
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	3,715,000	3,343,084
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,519,130
City of Philadelphia Airport Revenue Series B AMT	5.50	7-1-2051	2,500,000	2,626,684
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,604,160
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	618,651
				10,711,709
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 17

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.81%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00%	7-1-2035	$2,000,000	$2,037,755
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	750,280
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,170,000	1,917,599
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	752,768
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	2.45	8-1-2054	1,000,000	1,000,000
				6,458,402
GO revenue: 1.07%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,004,608
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	985,823
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,479,400
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,009,366
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,014,877
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,006,369
				8,500,443
Health revenue: 1.29%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	451,216
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	893,757
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,249,369
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	1,050,000	1,052,942
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	3,645,000	3,712,151
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	898,511
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,000,000	959,988
				10,217,934
Housing revenue: 2.34%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,208,711
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,011,100
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,422,534
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	988,873
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,390,242
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,572,254
				18,593,714
Miscellaneous revenue: 0.19%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,520,933
Resource recovery revenue: 0.20%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,567,029
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.27%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00%	12-1-2043	$1,115,000	$1,145,363
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,041,478
				2,186,841
Tobacco revenue: 0.33%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	2,750,000	2,642,138
Transportation revenue: 0.61%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,474,357
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2038	1,360,000	1,446,619
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	921,037
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,010,314
				4,852,327
				67,251,470
South Carolina: 0.31%
Education revenue: 0.20%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	1,615,000	1,588,185
Health revenue: 0.11%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.25	4-1-2051	900,000	892,483
				2,480,668
Tennessee: 1.32%
Health revenue: 0.32%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,572,873
Housing revenue: 0.23%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,816,343
Miscellaneous revenue: 0.63%
Public Building Authority of Blount County Tennessee Series D-3-A (Bank of America N.A. SPA)ø	2.85	6-1-2034	5,000,000	5,000,000
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,063,019
				10,452,235
Texas: 5.54%
Airport revenue: 0.91%
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	2,335,000	2,493,668
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,260,081
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,502,609
				7,256,358
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 19

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.75%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75%	6-15-2049	$915,000	$823,179
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.63	6-15-2045	2,000,000	2,041,096
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	965,133
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,249,967
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	244,642
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	615,731
				5,939,748
GO revenue: 1.80%
City of Palestine (AG Insured)	4.00	2-15-2051	3,625,000	3,171,921
City of Port Isabel144A	5.10	2-15-2049	430,000	403,420
City of Waco Series A	5.00	2-1-2049	850,000	878,061
Northwest Independent School District	4.00	2-15-2043	2,000,000	1,891,069
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	7,931,294
				14,275,765
Health revenue: 0.30%
Greater Texas Cultural Education Facilities Finance Corp. Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,325,465
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2040	1,000,000	1,036,535
				2,362,000
Industrial development revenue: 0.52%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	1,250,000	1,319,090
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	949,658
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	2,000,000	1,895,805
				4,164,553
Tax revenue: 0.23%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	730,000	730,842
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,070,135
				1,800,977
Transportation revenue: 0.50%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,012,752
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Central Texas Regional Mobility Authority Series B	4.00%	1-1-2038	$550,000	$551,886
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,438,157
				4,002,795
Water & sewer revenue: 0.53%
San Antonio Water System Series A (Truist Bank SPA)ø	2.75	5-1-2054	3,500,000	3,500,000
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	751,193
				4,251,193
				44,053,389
Utah: 1.93%
Airport revenue: 0.46%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,638,763
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,021,370
				3,660,133
Education revenue: 0.86%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	175,000	174,785
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,918,361
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,335,340
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,584,023
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	200,000	196,377
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	655,423
				6,864,309
Health revenue: 0.35%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,790,557
Housing revenue: 0.13%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	900,000	986,754
Miscellaneous revenue: 0.13%
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	1,000,000	1,035,599
				15,337,352
Virginia: 0.22%
Health revenue: 0.16%
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,030,923
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	225,656
				1,256,579
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 21

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00%	1-1-2040	$500,000	$476,007
				1,732,586
Washington: 4.50%
Airport revenue: 1.76%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,235,597
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,041,416
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,014,847
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,124,818
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,525,882
Washington EDFA AMTøø	5.88	12-1-2045	1,000,000	1,010,251
				13,952,811
GO revenue: 1.20%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,532,536
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,540,465
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	478,120
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,019,922
				9,571,043
Health revenue: 1.54%
Jefferson County Public Hospital District No. 2 Series A	6.63	12-1-2043	2,250,000	2,348,986
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,001,940
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,068,731
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,050,830
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,044,417
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2044	2,200,000	2,285,425
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	385,822
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	705,807
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,363,991
				12,255,949
				35,779,803
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,475,712
Wisconsin: 6.17%
Airport revenue: 0.33%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,328
Education revenue: 2.04%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,724
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,730,334
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Contemporary Science Center, Inc. Series A144A	5.63%	7-1-2045	$1,790,000	$1,789,979
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,113,880
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	313,167
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	616,986
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	667,789
PFA Triad Math & Science Academy Co.144A%%	5.00	6-15-2036	2,000,000	2,008,401
PFA University of Kansas	5.00	3-1-2046	5,000,000	4,999,634
				16,240,894
Health revenue: 1.30%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	936,488
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	544,209
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	741,056
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,054,541
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,878,857
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,052,087
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	752,719
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2034	700,000	711,105
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2035	500,000	507,216
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2036	600,000	606,752
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2037	550,000	553,500
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	506,058
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	468,965
				10,313,553
Housing revenue: 0.29%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,328,061
Industrial development revenue: 0.41%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,551,314
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,748,185
				3,299,499
Miscellaneous revenue: 0.85%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.45	6-1-2036	3,700,000	3,700,000
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	5,000,000	2,042,246
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,004,061
				6,746,307
Tax revenue: 0.95%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,113,166
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 23

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00%	4-1-2048	$2,090,000	$2,112,479
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	333,864
				7,559,509
				49,073,151
Total municipal obligations (Cost $808,424,583)				786,494,567

		Yield	Shares
Short-term investments: 0.37%
Investment companies: 0.37%
Allspring Government Money Market Fund Select Class♠∞##		3.60	2,950,069	2,950,069
Total short-term investments (Cost $2,950,069)				2,950,069
Total investments in securities (Cost $811,374,652)	99.32%			789,444,636
Other assets and liabilities, net	0.68			5,444,813
Total net assets	100.00%			$794,889,449

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

See accompanying notes to portfolio of investments
24 | Allspring Managed Account CoreBuilder® Shares - Series M

Portfolio of investments—March 31, 2026 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$430,592	$51,514,564	$(48,995,087)	$0	$0	$2,950,069	2,950,069	$55,116
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series M | 25

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$786,494,567	$0	$786,494,567
Short-term investments
Investment companies	2,950,069	0	0	2,950,069
Total assets	$2,950,069	$786,494,567	$0	$789,444,636
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
26 | Allspring Managed Account CoreBuilder® Shares - Series M